DERIVATIVES (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)	Dec. 31, 2015 USD ($)
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Gain		€ 201,000,000		€ 79,000,000		€ 28,000,000
Cash And securities collateral posted by the Group		1,369,000,000		1,558,000,000
Cash collateral received		518,000,000		750,000,000
OTC two day cash settlement		14,000,000		15,000,000
Potential maximun loss for the credit contracts sold		481,000,000		457,000,000
Cash collateral held against the loss from the credit contracts		0		0
Notional amount of warrant instrument linked to Greek GDP		3,000,000,000		2,900,000,000
Fair value of warrant instrument linked to Greek GDP		12,000,000		20,000,000
Written guarantee on credit contract		€ 323,000,000		322,000,000
Duration of credit contract		24 years
Fair value of credit contracts		€ 2,000,000		4,000,000
Maximum Percentage of the notional held for any reference date		1.00%
Derivative Assets [Abstract]
Contract / Notional amount	[1]	€ 28,467,000,000		31,019,000,000
Fair value		3,895,000,000	[1]	4,796,000,000	[1],[2]		$ 4,457
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	26,859,000,000		28,955,000,000
Fair value		4,641,000,000	[1]	5,699,000,000	[1],[2]		$ 5,310
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		165,000,000		(1,048,000,000)		308,000,000
Interest rate swaps and cross currency interest rate swap
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		64,000,000		(1,098,000,000)		346,000,000
Cross currency interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	466,000,000		1,414,000,000
Fair value	[1]	28,000,000		146,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	2,704,000,000		2,429,000,000
Fair value	[1]	214,000,000		226,000,000
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	[1]	74,000,000		390,000,000
Fair value	[1]	0		2,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	136,000,000		990,000,000
Fair value	[1]	1,000,000		1,000,000
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(9,000,000)		(37,000,000)		(15,000,000)
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	717,000,000		1,263,000,000
Fair value	[1]	8,000,000		15,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	547,000,000		625,000,000
Fair value	[1]	18,000,000		4,000,000
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		15,000,000		24,000,000		0
Forward rate agreements
Derivative Assets [Abstract]
Contract / Notional amount	[1]	49,000,000		148,000,000
Fair value	[1]	4,000,000		2,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	11,000,000		80,000,000
Fair value	[1]	1,000,000		0
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		0		0		(1,000,000)
Interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	18,192,000,000		18,821,000,000
Fair value	[1]	3,677,000,000		4,449,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	19,565,000,000		20,348,000,000
Fair value	[1]	4,181,000,000		5,262,000,000
Options
Derivative Assets [Abstract]
Contract / Notional amount	[1]	5,330,000,000		5,254,000,000
Fair value	[1]	81,000,000		151,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	2,991,000,000		3,532,000,000
Fair value	[1]	138,000,000		201,000,000
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(1,000,000)		(47,000,000)		30,000,000
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	[1]	390,000,000		571,000,000
Fair value	[1]	83,000,000		9,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	575,000,000		629,000,000
Fair value	[1]	86,000,000		1,000,000
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		99,000,000		133,000,000		(81,000,000)
Credit Derivatives
Derivative Assets [Abstract]
Contract / Notional amount	[1]	0		0
Fair value	[1]	0		0
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	323,000,000		322,000,000
Fair value	[1]	2,000,000		4,000,000
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		2,000,000		(2,000,000)		24,000,000
Other
Derivative Assets [Abstract]
Contract / Notional amount	[1]	3,249,000,000		3,158,000,000
Fair value	[1]	14,000,000		22,000,000
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	7,000,000		0
Fair value	[1]	0		0
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		€ (5,000,000)		€ (21,000,000)		€ 5,000,000

[1]	Includes both long and short derivative positions.
[2]	Restated